Cover	Apr. 25, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 25, 2023
Entity File Number	001-14881
Entity Tax Identification Number	94-2213782
Entity Registrant Name	BERKSHIRE HATHAWAY ENERGY COMPANY
Entity Incorporation, State or Country Code	IA
Entity Address, Address Line One	666 Grand Avenue
Entity Address, State or Province	IA
Entity Address, City or Town	Des Moines
Entity Address, Postal Zip Code	50309-2580
City Area Code	515
Local Phone Number	242-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001081316
Amendment Flag	false
Nevada Power Company
Document Information [Line Items]
Entity File Number	000-52378
Entity Tax Identification Number	88-0420104
Entity Registrant Name	NEVADA POWER COMPANY
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6226 West Sahara Avenue
Entity Address, State or Province	NV
Entity Address, City or Town	Las Vegas
Entity Address, Postal Zip Code	89146
City Area Code	702
Local Phone Number	402-5000
Entity Emerging Growth Company	false
Entity Central Index Key	0000071180
Sierra Pacific Power Company
Document Information [Line Items]
Entity File Number	000-00508
Entity Tax Identification Number	88-0044418
Entity Registrant Name	SIERRA PACIFIC POWER COMPANY
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6100 Neil Road
Entity Address, State or Province	NV
Entity Address, City or Town	Reno
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	834-4011
Entity Emerging Growth Company	false
Entity Central Index Key	0000090144